Share Based Payment	12 Months Ended
Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share Based Payment

12     Share Based Payment

Share-based payments are quarterly restrictive share issued to the Company’s Non-executive directors for their services and in accordance with appointment letters.

Share based payment comprise the following:

Year 2019	Number of common shares	Number of preferred shares	Share premium	Retained earnings

Non-executive directors’ payment (1)	17,998	-	40	-
Balance at December 31, 2019	17,998	-	40	-

  These amounts relate to the shares issued in 2019, not to the shares approved for issuance for the year.

Year 2018	Number of common shares	Number of preferred shares	Share premium	Retained earnings

Non-executive directors’ payment (1)	8,797	-	50	-
Balance at December 31, 2018	8,797	-	50	-

(1) These amounts relate to the shares issued in 2018, not to the shares approved for issuance for the year.

Year 2017	Number of common shares	Number of preferred shares	Share premium	Retained earnings

Non-executive directors payment (1)	2,094	-	30	-
Balance at December 31, 2017	2,094	-	30	-

(1) These amounts relate to the shares issued in 2017, not to the shares approved for issuance for the year.